UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21528

The Endowment Registered Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800, HOUSTON, TX	77027
(Address of principal executive offices)	(Zip code)

With a copy to:

A. Haag Sherman	George J. Zornada
The Endowment Registered Fund, L.P.	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/11

Date of reporting period: 06/30/11

Item 1. Reports to Stockholders.

THE ENDOWMENT REGISTERED FUND, L.P.

THE ENDOWMENT FUND™

DEMOCRATIZING INVESTING

SHAREHOLDERS' REPORT

JUNE 30, 2011
(UNAUDITED)

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

June 30, 2011

(Unaudited)

Assets
Investment in the Master Fund, at estimated fair value	$2,230,871,002
Receivable from the Master Fund	173,529,012
Advanced contributions to the Master Fund	11,156,235
Prepaids and other assets	20,267

Total assets	2,415,576,516

Liabilities and Partners’ Capital
Contributions received in advance	11,156,235
Withdrawals payable	173,529,012
Servicing Fees payable	6,020,893
Accounts payable and accrued expenses	622,074

Total liabilities	191,328,214

Partners’ capital	2,224,248,302

Total liabilities and partners’ capital	$2,415,576,516

See accompanying notes to financial statements.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Statement of Operations

Six Months Ended June 30, 2011

(Unaudited)

Net investment loss allocated from the Master Fund:
Dividend income (net of foreign tax withholding of $731)	$3,515,878
Interest income	888,190
Dividend income from affiliated investments	436,565
Interest income from affiliated investments	317,535
Expenses	(14,207,435)

Net investment loss allocated from the Master Fund	(9,049,267)

Expenses of the Registered Fund:
Servicing Fees	12,165,777
Amortization of offering costs	4,053
Professional fees	221,883
Other expenses	241,001

Total expenses of the Registered Fund	12,632,714

Net investment loss of the Registered Fund	(21,681,981)

Net realized and unrealized gain from investments, affiliated investments, foreign currency transactions and translations, options, options sold not yet purchased and redemptions in-kind allocated from the Master Fund:

Net realized gain from investments, affiliated investments, foreign currency transactions and translations, options, options sold not yet purchased and redemptions in-kind	18,969,674
Change in unrealized appreciation/depreciation from investments, foreign currency transactions and translations, options and options sold not yet purchased allocated from the Master Fund	14,509,888

Net realized and unrealized gain from investments, affiliated investments, foreign currency transactions and translations, options, options sold not yet purchased and redemptions in-kind allocated from the Master Fund	33,479,562

Net increase in partners’ capital resulting from operations	$11,797,581

See accompanying notes to financial statements.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Statements of Changes in Partners’ Capital

Year Ended December 31, 2010 and

Six Months Ended June 30, 2011 (Unaudited)

Partners’ capital at December 31, 2009	$2,417,996,675
Contributions	253,840,472
Withdrawals	(464,430,090)
Early repurchase fees	42,050
Net increase in partners’ capital resulting from operations:
Net investment loss	(48,408,515)
Net realized gain from investments	70,974,715
Change in unrealized appreciation/depreciation from investments	177,115,796

Net increase in partners’ capital resulting from operations	199,681,996

Partners’ capital at December 31, 2010	2,407,131,103

Contributions	105,179,455
Withdrawals	(299,909,362)
Early repurchase fees	49,525
Net increase in partners’ capital resulting from operations:
Net investment loss	(21,681,981)
Net realized gain from investments	18,969,674
Change in unrealized appreciation/depreciation from investments	14,509,888

Net increase in partners’ capital resulting from operations	11,797,581

Partners’ capital at June 30, 2011	$2,224,248,302

See accompanying notes to financial statements.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

Six Months Ended June 30, 2011

(Unaudited)

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$11,797,581
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Amortization of offering costs	4,053
Net realized and unrealized (gain) from investments, affiliated investments, foreign currency transactions and translations, options, options sold not yet purchased and redemptions in-kind allocated from the Master Fund	(33,479,562)
Net investment loss allocated from the Master Fund	9,049,267
Early repurchase fees	49,525
Contributions to the Master Fund	(105,228,980)
Withdrawals from the Master Fund	312,873,897
Decrease in receivable from the Master Fund	14,595,403
Decrease in advanced contributions to the Master Fund	7,631,725
Increase in prepaids and other assets	(24,320)
Decrease in Servicing Fees payable	(292,464)
Decrease in accounts payable and accrued expenses	(19,090)

Net cash provided by operating activities	216,957,035

Cash flows from financing activities:
Contributions	97,547,730
Withdrawals	(314,504,765)

Net cash used in financing activities	(216,957,035)

Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of year	—

Cash and cash equivalents at end of year	$—

See accompanying notes to financial statements.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

June 30, 2011

(Unaudited)

(1) ORGANIZATION

The Endowment Registered Fund, L.P. (the “Registered Fund”), is a limited partnership organized under the laws of the state of Delaware. The Registered Fund was registered and began operations on March 10, 2004 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Registered Fund was created to serve as a feeder fund for The Endowment Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Registered Fund may include the Master Fund, as the context requires.

The Registered Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Registered Fund pursues its investment objective by investing substantially all of its assets in the Master Fund, which invests its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund’s consolidated financial statements, footnotes and Consolidated Schedule of Investments, included elsewhere in this report, are an integral part of the Registered Fund’s financial statements that should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests owned by the Registered Fund on June 30, 2011, was 44.13%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Registered Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Registered Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Registered Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Registered Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Registered Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Registered Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Registered Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the Registered Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the Registered Fund’s organizational documents, the Registered Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Registered Fund. In the normal course of business, the Registered Fund enters into contracts with service providers, which also provide for indemnifications by the Registered Fund. The Registered Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Registered Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2011

(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Registered Fund conform with U.S. generally accepted accounting principles (“GAAP”).

(b) CASH EQUIVALENTS

The Registered Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Registered Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation/(depreciation), and realized gains and losses derived from the Master Fund.

The Registered Fund records security transactions on a trade-date basis.

Investments that are held by the Registered Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/(depreciation) is included in the Statement of Operations.

In general, distributions received from Investment Funds are accounted for as a reduction to cost and any proceeds received above the allocated cost basis results in a realized gain. Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

(d) VALUATION OF INVESTMENTS

The valuation of the Registered Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Registered Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Registered Fund’s independent administrator (the “Independent Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Registered Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Registered Fund’s valuation policies that the Board of the Registered Fund has approved for purposes of determining the value of securities held by the Registered Fund, including the fair value of the Registered Fund’s investments in Investment Funds.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Investment Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2011

(Unaudited)

The Registered Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the Registered Fund’s proportional share of the Master Fund’s partners’ capital. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s notes to consolidated financial statements included elsewhere in this report.

(e) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(f) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Registered Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund, including but not limited to, the following: all costs and expenses related to investment transactions and positions for the Registered Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Registered Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

(g) INCOME TAXES

The Registered Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Registered Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

The Registered Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Registered Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Registered Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Registered Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2011, the Registered Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by tax authorities.

(h) USE OF ESTIMATES

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2011

(Unaudited)

contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates, and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Registered Fund records its investment in the Master Fund at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the notes to the Master Fund’s consolidated financial statements included elsewhere in this report.

(4) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Registered Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Registered Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Registered Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Registered Fund’s limited partnership agreement.

The Registered Fund reserves the right to reject any applications for Interests. The $11,156,235 in contributions received in advance as of June 30, 2011, represents subscriptions for Registered Fund Interests received prior to the July 2011 closing.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Registered Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Registered Fund, including any net change in unrealized appreciation or depreciation from investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the Registered Fund repurchase all or any portion of an Interest at any time prior to the business day immediately preceding the one-year anniversary of the partner’s purchase of such Interest (or portion thereof) without incurring additional costs including an early repurchase fee. The Adviser, which also serves as the investment adviser of the Master Fund, expects that it will recommend to the Board that the Registered Fund offer to repurchase such Interests each calendar quarter, pursuant to written tenders by

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2011

(Unaudited)

partners. However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. Since the Registered Fund’s assets are invested in the Master Fund, the ability of the Registered Fund to have its Interests in the Master Fund be repurchased would be subject to the Master Fund’s repurchase policy. In addition, the Registered Fund may determine not to conduct a repurchase offer each time the Master Fund conducts a repurchase offer. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Registered Fund. The Registered Fund records early repurchase fees received, if any, as additional capital contributions, allocable to Interests which have not been repurchased.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2011, all of the investments made by the Registered Fund were in the Master Fund.

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Registered Fund may invest either directly or through the Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Registered Fund’s risk of loss in these Investment Funds is limited to the Registered Fund’s pro rata share of the value of the investment in or commitment to such Investment Funds as held directly or through the Master Fund. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(7) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund will pay the Independent Administrator a monthly administration fee based on the month end partners’ capital of the Master Fund. The Independent Administrator will also provide the Registered Fund and the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

The fees for Registered Fund administration will be paid out of the Master Fund’s assets, which will decrease the net profits or increase the net losses of the partners in the Registered Fund.

(8) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the Registered Fund, the Master Fund will pay the Adviser an investment management fee (the “Investment Management Fee”) equal to 1.00% based on the Master Fund’s partners’ capital at the end of each month. So long as the Registered Fund invests all of its investable assets in the Master Fund, the Registered Fund will not pay the Adviser directly any Investment Management Fee; however, should the Registered Fund not have all of its investments in the Master Fund, it may be charged the 1.00% Investment Management Fee directly. The Registered Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee will decrease the net profits or increase the net losses of the Master Fund and indirectly the Registered Fund as the fees reduce the capital accounts of the Master Fund’s partners.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2011

(Unaudited)

(b) SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the Registered Fund, the Adviser will receive a servicing fee (the “Servicing Fee”) equal to 1.00% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

For the six months ended June 30, 2011, $12,165,777 was incurred for Servicing Fees.

(c) PLACEMENT AGENTS

The Registered Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Registered Fund. Salient Capital, L.P., an affiliate of the Adviser, is a broker-dealer who has been engaged by the Registered Fund to serve as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(9) FINANCIAL HIGHLIGHTS

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2006
Net investment loss to average partners’ capital[1]	(1.84)%	(1.97)%	(1.98)%	(1.87)%	(1.55)%	(1.65)%
Expenses to average partners’ capital[1]	2.27%	2.24%	2.23%	2.23%	2.29%	2.36%
Portfolio turnover[2]	12.53%	26.71%	27.40%	29.19%	4.19%	15.31%
Total return[3,4]	0.48%	8.34%	13.86%	(24.01)%	16.32%	11.09%
Partners’ capital, end of period (in 000’s)	$2,224,248	$2,407,131	$2,417,997	$2,203,189	$1,482,763	$366,320

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Master Fund. These ratios have been annualized for periods less than twelve months.

2	The Registered Fund is invested exclusively in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period indicated.
3	Calculated as geometrically linked monthly returns for each month in the period. Total returns are not annualized for periods less then twelve months.
4

Calculated including benefit of early repurchase fees in each applicable period. Had these early repurchase fees not been included as income for the purposes of the total return calculation, the total return for the six months ended June 30, 2011 would have remained at 0.48%, and 8.34% for 2010, but would have been 13.83% for 2009 and (24.04)% for 2008.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2011

(Unaudited)

(10) SUBSEQUENT EVENTS

The Registered Fund accepts initial or additional applications for Interests generally as of the first day of the month. Investor subscriptions for Interests totaled approximately $11 million and $8 million for July and August 2011, respectively.

Based on the partners’ capital of the Registered Fund, the Adviser recommended to the Board that a tender offer in an amount of up to $241,000,000 be made for the quarter ending September 30, 2011 to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and a tender offer notice with a August 29, 2011 expiration date was mailed to the investors in the Registered Fund.

Management of the Registered Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2011.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Supplemental Information

June 30, 2011

(Unaudited)

Directors and Officers

The Registered Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Registered Fund who are responsible for the Registered Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Registered Fund, the Master Fund, The Endowment Institutional Fund, L.P., The Endowment Institutional TEI Fund W, L.P. and The Endowment TEI Fund, L.P. together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $42,000, which is paid quarterly, a fee of $5,000 per Board meeting, a fee of $2,500 for any special Board meeting, a fee of $1,250 per interim Board meeting, a fee of $1,250 per each committee meeting to each committee member, and an annual fee of $10,000 for the audit committee chairman, and $7,500 for each other committee chair, each of which is paid quarterly, and an annual fee of $10,000, paid quarterly, to the lead Independent Director. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2011.

Asset Class[1]	Fair Value	%
Arbitrage Strategies	$702,702,578	13.19
Domestic Equity	381,894,170	7.17
Energy	498,851,638	9.36
Enhanced Fixed Income	788,972,688	14.80
Global Opportunistic	879,477,352	16.50
International Equity	409,702,782	7.69
Natural Resources	262,168,136	4.92
Private Equity	640,817,585	12.02
Real Estate	285,048,097	5.35
Traditional Fixed Income	200,640,047	3.76
Call Options Purchased	36,868,185	0.69
Money Market	242,747,926	4.55

Total Investments	$5,329,891,184	100.00

1	The complete list of investments is included in the consolidated Schedule of Investments of the Master Fund, which is included elsewhere in this report.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2011

(Unaudited)

Form N-Q Filings

The Registered Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Registered Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Registered Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Registered Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov. Information regarding how the Registered Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Registered Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Registered Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 18, 2011, the Board, including the Directors who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), considered and approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) between the Master Fund and the Adviser. In preparation for review of this agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. On January 10, 2011, the Independent Directors met in-person among themselves to review and discuss aspects of the materials, initially with, and later without, representatives of the Adviser being present. At the request of the Independent Directors, on January 10, 2011 and again during the January 18, 2011 meeting, representatives of the Adviser made extensive presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, portfolio management, the Adviser’s staffing and training program, Master Fund and Adviser compliance programs, Master Fund performance including benchmarks and comparisons to other funds, Master Fund fee levels, and the Adviser’s profitability and any economies of scale. Further, the Board, including the Independent Directors, took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared in connection with the renewal process. The Independent Directors were assisted at all times by independent counsel.

Following the Board’s review, the Board concluded that the Advisory Agreement continues to enable the Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Board’s decision to renew the Advisory Agreement was not based on any single factor, but rather

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2011

(Unaudited)

was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board determined:

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: the background and experience of key investment personnel and the Adviser’s ability to retain them; the Adviser’s focus on analysis of complex asset categories; the Adviser’s disciplined investment approach and commitment to investment principles; the Adviser’s significant investment in and commitment to personnel, including additional hiring and extensive training; the Adviser’s significant compliance and tax reporting efforts, and oversight of sales; and, the Adviser’s oversight of and interaction with service providers. The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Advisory Agreement. The Board also concluded that the Adviser would be able to provide during the coming year the same quality of investment management and related services as provided in the past, that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape and investor needs.

The investment performance of the Funds. The Board evaluated the comparative information provided by the Adviser regarding the Fund’s investment performance, information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Board concluded that the Fund’s investment performance for the period met conveyed expectations regarding performance in a context of highly volatile equity markets and was in keeping with long-term investment expectations. On the basis of the Directors’ assessment, the Directors concluded that the Adviser was capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and fully competitive with comparable funds.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. The Board took into account the significant investment by and cost to the Adviser in additional personnel and service infrastructure to support the Fund and its investors. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Fund’s investment program, the Adviser’s financial information, and the costs associated with managing the Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund and the Adviser.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. While noting that the management fees will not decrease as the level of Fund assets increase, the Board concluded that the management fees reflect the Fund’s complex operations, the current economic environment for the Adviser, including its continued investment relating to support and monitoring of the Fund, investment decision-making, and the competitive nature of the investment company market as relevant to the Fund. The Board noted that as the Fund grew the need for investor support and in particular infrastructure and tax reporting grew. The Board noted cost reductions in certain service provider agreements. The Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Fund, to the extent such benefits are

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2011

(Unaudited)

identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and investors therein, and are consistent with industry practice and the best interests of the Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Fund.

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-making and provision of investor service, and maintained and expanded the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its partners. The Directors also concluded that the Adviser continues to make a significant entrepreneurial commitment to the management and success of the Fund. The Board, in reaching its determination to renew the Advisory Agreements, noted its awareness that partners in the Funds have a range of investment choices available to them, including choices among funds offered by the Adviser’s competitors, and that the Funds’ partners, with the opportunity to review and weigh the disclosure provided by the Funds, have chosen to invest in the Funds managed by the Adviser.

the

ENDOWMENT FUND

The Endowment Master Fund, L.P.

Shareholders’ Report

June 30, 2011

(Unaudited)

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Statement of Assets, Liabilities and Partners’ Capital

June 30, 2011

(Unaudited)

Assets
Investments in Investment Funds, at estimated fair value (cost $1,537,786,610)	$1,760,197,715
Investments in affiliated Investment Funds, at estimated fair value (cost $2,284,574,696)	2,690,260,165
Investments in securities, at fair value (cost $792,999,665)	879,433,304

Total investments	5,329,891,184
Cash and cash equivalents	14,028,501
Advanced contributions to Investment Funds	53,929
Interest and dividends receivable	858,013
Dividends receivable from affiliated investments	265,361
Receivable from investments sold	120,561,064
Prepaids and other assets	383,438

Total assets	5,466,041,490

Liabilities and Partners’ Capital
Contributions received in advance	25,021,019
Withdrawals payable	364,759,066
Investment Management Fees payable	13,583,490
Offshore withholding tax payable	5,626,589
Administration fees payable	464,839
Payable to Adviser	30,635
Payable to Directors	121,750
Accounts payable and accrued expenses	1,718,148

Total liabilities	411,325,536

Partners’ capital	5,054,715,954

Total liabilities and partners’ capital	$5,466,041,490

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments

June 30, 2011

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Arbitrage Strategies (0.04% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P.	35,876	$2,015,804
Energy (1.14% of Partners’ Capital)
BlueGold Global Fund, L.P.		57,423,111
Enhanced Fixed Income (0.28% of Partners’ Capital)
Anchorage Capital Partners Offshore, Ltd. (Class D)	12,986	14,195,736
International Equity (2.06% of Partners’ Capital)
Algebris Global Financials Fund, L.P. (Class F)		44,190,029
S.R. Global Fund—Emerging Markets Portfolio (Class G, L.P.)		60,104,168
Natural Resources (0.49% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		24,043,169
Sentient Global Resources Fund IV, L.P.		1,003,400
Private Equity (5.98% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.(1)		22,902,347
Carlyle Japan International Partners II, L.P.		1,240,204
CX Partners Fund Limited(1)(2)		8,822,603
Gavea Investment Fund II A, L.P.		4,526,282
Gavea Investment Fund III, L.P.		73,848,588
Hillcrest Fund, L.P.(1)(3)		10,649,361
Hony Capital Fund 2008, L.P.		17,100,000
India Asset Recovery Fund, L.P.(1)		358,097
J.C. Flowers III, L.P.		6,918,590
LC Fund IV, L.P.(1)(2)		15,337,080
New Horizon Capital III, L.P.(1)(2)		19,249,459
Northstar Equity Partners III Limited		555,946
Orchid Asia IV, L.P.(1)		13,720,894
Reservoir Capital Partners (Cayman), L.P.		5,967,795
Tiger Global Private Investment Partners IV, L.P.(1)		9,448,615
Tiger Global Private Investment Partners V, L.P.(1)		23,281,183
Tiger Global Private Investment Partners VI, L.P.		7,152,591
Trustbridge Partners II, L.P.(2)		30,931,576
Trustbridge Partners III, L.P.(2)		30,043,569
Real Estate (0.86% of Partners’ Capital)
Forum European Realty Income III, L.P.(2)		10,562,704
Phoenix Asia Real Estate Investments II, L.P.(1)(2)		14,832,239

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2011

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Cayman Islands (continued)
Real Estate (0.86% of Partners’ Capital) (continued)
Phoenix Real Estate Fund (T) L.P.		$17,999,760

Total Cayman Islands		548,424,900

Guernsey
Private Equity (0.13% of Partners’ Capital)
Mid Europa Fund III LP(1)		6,831,859

Total Guernsey		6,831,859

Republic of Mauritius
International Equity (0.49% of Partners’ Capital)
India Capital Fund Ltd.(2)	450,725	24,532,285
Real Estate (0.06% of Partners’ Capital)
Orbis Real Estate Fund I(1)(2)		3,284,321

Total Republic of Mauritius		27,816,606

Scotland
Private Equity (0.04% of Partners’ Capital)
Actis Umbrella Fund, L.P.(1)		1,856,055

Total Scotland		1,856,055

United Kingdom
Private Equity (0.24% of Partners’ Capital)
Darwin Private Equity I, L.P.		3,742,645

Exponent Private Equity Partners II, L.P.(1)		5,503,479
Sovereign Capital Limited Partnership III(2)		3,193,517
Real Estate (0.17% of Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.		1,973,767
Patron Capital L.P. II		1,044,121
Patron Capital L.P. III		5,500,731

Total United Kingdom		20,958,260

United States
Arbitrage Strategies (11.65% of Partners’ Capital)
Citadel Wellington LLC		62,120,010
Eton Park Fund, L.P.		55,270,231
Investcorp Silverback Arbitrage Fund, LLC(3)		16,854,977

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2011

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Arbitrage Strategies (11.65% of Partners’ Capital) (continued)
Kenmont Onshore Fund, L.P.(2)		$1,736,337
King Street Capital, L.P.		27,918,366
Magnetar Capital Fund, L.P.		7,088,677
Magnetar SPV, LLC (Series L)(3)		17,828,537
OZ Asia Domestic Partners, L.P.(1)		3,416,633
Paulson Advantage Plus, L.P.		63,266,415
Paulson Partners Enhanced, L.P.(2)		56,507,035
PIPE Equity Partners, L.L.C.(3)		29,749,977
PIPE Select Fund, L.L.C.(3)		63,980,573
PSAM WorldArb Partners, L.P.(2)		35,854,916
Stark Investments Limited Partnership(1)		1,571,652
Stark Select Asset Fund, LLC		3,558,296
Waterstone Market Neutral Fund, L.P.(2)		58,368,128
Whitebox Multi-Strategy Fund, L.P.(2)		83,732,147
Domestic Equity (6.52% of Partners’ Capital)
Artis Partners 2X (Institutional), L.P.(2)		35,277,371
CCM Small Cap Value Qualified Fund, L.P.(3)		32,931,713
Empire Capital Partners Enchanced, L.P.(2)		23,031,342
HealthCor, L.P.(2)		53,452,560
Ithan Creek Partners, L.P.(2)		72,963,661
Samlyn Onshore Fund, L.P.		66,067,782
Tiger Consumer Partners, L.P.(2)		45,984,102
Energy (7.53% of Partners’ Capital)
AL Gulf Coast Terminals, LLC(1)		8,734,393
ArcLight Energy Partners Fund IV, L.P.(1)		9,916,624
CamCap Resources, L.P.		504,511
Chilton Global Natural Resources Partners, L.P.(2)		76,392,958
EnCap Energy Capital Fund VII-B, L.P.(1)		9,134,896
Encap Energy Infrastructure TE Feeder, L.P.(2)		4,351,782
Goldfinch Capital Management, L.P.		13,143,129
Intervale Capital Fund, L.P.(1)(2)		20,839,225
Merit Energy Partners G, L.P.(1)		7,248,440
Midstream & Resources Follow-On Fund, L.P.(1)(2)		17,083,755
NGP Energy Technology Partners II, L.P.		3,600,975
NGP IX Offshore Fund, L.P.		25,370,811
NGP Midstream & Resources, L.P.(1)		12,513,514
Quantum Parallel Partners V, L.P.		873,370

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2011

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Energy (7.53% of Partners’ Capital) (continued)
Southport Energy Plus Partners, L.P.(2)		$76,305,105
TPF II-A, L.P.(1)		19,142,064
Velite Energy, L.P.(2)		75,336,175
Enhanced Fixed Income (15.33% of Partners’ Capital)
Alden Global Distressed Opportunities Fund, L.P.(2)		64,666,798
Ares Enhanced Credit Opportunities Fund, L.P.		18,893,093
BDCM Partners I, L.P.(3)		53,064,450
Bell Point Credit Opportunities Fund, L.P.(2)		31,411,260
Contrarian Capital Fund I, L.P.(2)		84,828,323
Courage Special Situations Fund, L.P.(2)		14,624,681
Credit Distressed Blue Line Fund, L.P.(3)		45,773,561
Fortelus Special Situations Fund, L.P.(2)		55,597,991
Halcyon European Structured Opportunities Fund, L.P.(3)		609,099
Harbinger Capital Partners Fund I, L.P.(3)		65,399,269
Harbinger Capital Partners Fund II, L.P.		6,080,297
Harbinger Capital Partners Special Situations Fund, L.P.		10,846,878
Harbinger Class L Holdings (U.S.), LLC		363,999
Harbinger Class LS Holdings (U.S.) Trust		10,833,443
Harbinger Class PE Holdings (U.S.) Trust		4,219,965
Indaba Capital Partners, L.P.		30,073,799
Morgan Rio Capital Fund, L.P.(3)		22,585,410
Mudrick Distressed Opportunity Fund L.P.(3)		25,649,950
Owl Creek II, L.P.		24,534,892
Paulson Credit Opportunities, L.P.		81,441,576
Prospect Harbor Credit Partners, L.P.		8,036,642
Providence MBS Fund L.P.(2)		53,696,346
Q Funding III, L.P.(2)		14,605,260
Q4 Funding, L.P.(2)		46,125,283
Sorin Fund, L.P.(2)		814,687
International Equity (3.96% of Partners’ Capital)
Dabroes Investment Fund L.P.(2)		38,876,017
Penta Asia Domestic Partners, L.P.		11,004,145
Skopos Fund, LLC(2)	223,783	41,882,594
Steel Partners Japan Strategic Fund, L.P.		1,900,111

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2011

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
International Equity (3.96% of Partners’ Capital) (continued)
TAEF Fund, LLC(2)		$57,392,091
Tiger Asia Fund, L.P.		20,496,528
Value Partners Hedge Fund LLC		28,821,489
Natural Resources (0.00% of Partners’ Capital)
Tocqueville Gold Partners, L.P.		40,978
Global Opportunistic (17.40% of Partners’ Capital)
All Weather @ 12%, LLC		36,714,076
Atlas Global LLC		26,515,411
Blue Trend L.P.		35,030,652
Bridgewater Pure Alpha Major Markets Il, LLC(2)		37,525,080
Corriente Partners, L.P.(2)		27,488,971
Corriente China Opportunity Partners, L.P.(2)		6,946,105
Corriente China Opportunity Partners II, L.P.(3)		15,186,009
Covepoint Emerging Markets Macro Fund, L.P.(2)		93,274,496
EDF-MI Onshore, L.P.(3)		92,930,862
European Divergence Fund, L.P.(2)		11,566,626
Global Undervalued Securities Fund (QP), L.P.		51,972,908
Hayman Capital Partners, L.P.(2)		40,475,459
Japan Macro Opportunity Partners, L.P.(3)		15,885,358
Passport II, L.P.(2)		79,031,506
Salem Global Opportunity Fund, L.P.(2)		36,246,648
Senator Global Opportunity Fund L.P.		36,964,356
Tiger Global, L.P.		67,701,164
Valiant Capital Partners, L.P.(2)		132,002,693
Viking Global Equities, L.P.		36,018,972
Private Equity (6.10% of Partners’ Capital)
Accel-KKR Capital Partners III, L.P.(2)		9,051,454
Advent Latin American Private Equity Fund IV-F, L.P.		7,287,711
Advent Latin American Private Equity Fund V-F, L.P.		(8,014)
Audax Mezzanine Fund II, L.P.(1)		4,906,776
Audax Mezzanine Fund III, L.P.		1,006,792
BDCM Opportunity Fund II, L.P.(1)		7,428,870
Black River Commodity Multi-Strategy Fund, LLC		1,304,339
Bonanza Master Fund Ltd, Liquidating Trust(2)	173	60,340
Brazos Equity Fund II, L.P.		1,689,532

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2011

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (6.10% of Partners’ Capital) (continued)
Brazos Equity Fund III, L.P.(1)		$4,789,867
Capital Royalty Partners, L.P.(1)		1,304,266
Carlyle Partners V, L.P.(1)		9,144,561
Catterton Growth Partners, L.P.(2)		10,217,436
Chrysalis Ventures III, L.P.		1,837,607
Contrarian Equity Fund, L.P.		1,418,647
Crosslink Crossover Fund IV, L.P.		2,799,495
Crosslink Crossover Fund V, L.P.		9,652,080
Crosslink Crossover Fund VI, L.P.(2)		16,730,688
Dace Ventures I, L.P.(2)		1,904,203
Encore Consumer Capital Fund, L.P.(1)		3,437,874
Fairhaven Capital Partners, L.P.		3,735,880
Garrison Opportunity Fund, LLC		20,479,407
Garrison Opportunity Fund II, LLC		4,037,021
GMO Emerging Illiquid Fund, L.P.		4,919,727
HealthCor Partners Fund, L.P.(2)		3,859,959
Highland Credit Strategies Liquidation Vehicle Onshore		3,383,485
Integral Capital Partners VIII, L.P.(1)(2)		15,083,269
L-R Global Partners, L.P.		410,193
MatlinPatterson Global Opportunities Partners III, L.P.(1)		8,687,733
Middle East North Africa Opportunities Fund, L.P.(1)(3)	5,089	3,714,985
Monomoy Capital Partners, L.P.(1)		4,816,853
Monomoy Capital Partners II, L.P.		196,190
Monsoon India Inflection Fund, L.P.		547,673
Monsoon India Inflection Fund 2, L.P.		1,027,308
Pine Brook Capital Partners, L.P.(1)		9,584,395
Pinto America Growth Fund, L.P.(1)		1,593,498
Private Equity Investment Fund IV, L.P.(1)(2)		6,663,885
Private Equity Investors Fund V, L.P.(1)(2)		19,417,620
Saints Capital VI, L.P.(2)		14,805,111
Sanderling Venture Partners VI Co-Investment Fund, L.P.		1,745,692
Sanderling Venture Partners VI, L.P.		1,214,360
Silver Lake Partners III, L.P.(1)		5,550,238

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2011

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (6.10% of Partners’ Capital) (continued)
Sterling Capital Partners II, L.P.(1)		$1,893,755
Sterling Capital Partners III, L.P.		6,456,887
Sterling Group Partners II, L.P.		2,136,520
Sterling Group Partners III, L.P.		1,146,203
Strategic Value Global Opportunities Fund I-A, L.P		5,550,332
Tenaya Capital V, LP		5,371,466
The Column Group, L.P.		6,672,341
The Founders Fund III, L.P.		4,196,707
The Raptor Private Holdings, L.P.		5,124,005
Trivest Fund IV, L.P.(1)(2)		10,747,528
Tuckerbrook SB Global Distressed Fund I, L.P.(2)		7,734,227
VCFA Private Equity Partners IV, L.P.(1)		2,492,458
VCFA Venture Partners V, L.P.		6,209,642
Voyager Capital Fund III, L.P.		2,145,342
WestView Capital Partners II, L.P.(2)		8,842,336
Real Estate (3.06% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.		420,529
Cypress Realty VI, L.P.		6,660,672
DaVinci Corporate Opportunity Partners, L.P.		2,252,099
Florida Real Estate Value Fund, L.P.(1)(2)		5,967,705
GTIS Brazil Real Estate Fund (Brazilian Real), L.P.(2)		19,046,456
Lone Star Real Estate Fund II (U.S.) L.P.		240,534
Monsoon Infrastructure & Realty Co-Invest, L.P.(2)		13,038,594
Northwood Real Estate Co-Investors L.P.(1)		3,023,509
Northwood Real Estate Partners L.P.(1)		8,332,943
Parmenter Realty Fund III, L.P.		9,080,483
Parmenter Realty Fund IV, L.P.		229,007
Pennybacker II, LP(2)		132,680
SBC Latin America Housing US Fund, LP(3)		291,118
Square Mile Partners III LP.(1)		16,482,774
TCW Special Mortgage Credits Fund II, L.P.		64,368,278
Transwestern Mezzanine Realty Partners II, L.L.C.		359,281
Transwestern Mezzanine Realty Partners III, L.L.C.(2)		4,732,656

Total United States		3,616,509,475

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		4,222,397,155	83.53%

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2011

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Passive Foreign Investment Companies
Bermuda Limited Liability Company
Private Equity (0.25% of Partners’ Capital)
El Tejar Limited		$12,860,000

Total Bermuda Limited Liability Company		12,860,000

Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Arbitrage Strategies (2.15% of Partners’ Capital)
CRC Credit Fund Ltd.(2)	130,662	49,452,640
Overseas CAP Partners, Inc.(3)	39,416	59,027,742
International Equity (1.59% of Partners’ Capital)
EEA Europe Long Short Fund(3)	231,835	23,897,562
Quorum Fund Limited	22,361	1,373,428
The Russian Prosperity Fund	1,056,068	55,232,335
Natural Resources (0.16% of Partners’ Capital)
Ospraie Special Opportunities (Offshore), Ltd.		7,980,138

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		196,963,845

Total Passive Foreign Investment Companies		209,823,845	4.15%

Private Corporations
United States
Real Estate (0.36% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		1,454,426
Legacy Partners Realty Fund III, Inc.		1,646,893
Net Lease Private REIT V, Inc.		1,543,670
Net Lease Private REIT VI, Inc.(1)		3,915,893
Net Lease Private REIT VII, Inc.(1)(2)		4,837,999
Net Lease Private REIT VII-A, Inc.(1)(2)		4,837,999

Total United States		18,236,880

Total Private Corporations		18,236,880	0.36%

Total Investments in Investment Funds (Cost $3,822,361,306)		4,450,457,880	88.04%

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2011

(Unaudited)

	Shares*	Fair Value	% of Partners’ Capital

Investments in Securities
Investments in Registered Investment Companies
Exchange Traded Funds
United States
Energy (1.20% of Partners’ Capital)
Oil Service HOLDRs Trust(1)	400,900	$60,936,800
Natural Resources (3.42% of Partners’ Capital)
Market Vectors Coal ETF	209,525	9,941,961
Market Vectors Gold Miners ETF(1)	1,204,162	65,735,204
SPDR Gold	663,956	96,924,297
Traditional Fixed Income (2.59% of Partners’ Capital)
iShares Barclays 20+ Year Treasury Bond Fund(1)	1,388,996	130,704,523

Total United States		364,242,785

Total Exchange Traded Funds		364,242,785	7.21%

Open End Funds
United States
Domestic Equity (1.03% of Partners’ Capital)
GMO Quality Fund III	2,436,304	52,185,639
Traditional Fixed Income (0.10% of Partners’ Capital)
Wasatch Hoisington US Treasury Fund(1)	385,370	5,345,080
Natural Resources (1.12% of Partners’ Capital)
The Tocqueville Gold Fund	691,373	56,498,989
Real Estate (1.13% of Partners’ Capital)
Cohen & Steers International Realty Fund(1)	1,890,283	21,171,173
Doubleline Total Return Bond I(1)	3,253,008	35,783,083

Total United States		170,983,964

Total Open End Funds		170,983,964	3.38%

Money Market Fund
United States
J.P. Morgan 100% U.S. Treasury Securities Money Market Fund(1)	242,747,926	242,747,926

Total Money Market Fund		242,747,926	4.80%

Total Investments in Registered Investment Companies		777,974,675	15.39%

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2011

(Unaudited)

	Shares*	Fair Value	% of Partners’ Capital

Investments in U.S. Government Debt Obligations
United States
U.S. Treasury Bond, 4.375%, 02/15/38(1)	5,400,000	$5,435,435
U.S. Treasury Bond, 4.375%, 11/15/39(1)	5,400,000	5,402,533
U.S. Treasury Bond, 4.375%, 05/15/40(1)	5,400,000	5,396,652
U.S. Treasury Bond, 4.50%, 02/15/36(1)	5,300,000	5,477,221
U.S. Treasury Bond, 4.50%, 05/15/38(1)	5,300,000	5,440,779
U.S. Treasury Bond, 4.50%, 08/15/39(1)	5,300,000	5,419,250
U.S. Treasury Bond, 4.625%, 02/15/40(1)	5,200,000	5,421,811
U.S. Treasury Bond, 4.75%, 02/15/37(1)	5,000,000	5,349,220
U.S. Treasury Bond Strip Principal, 4.25%, 05/15/39	19,300,000	5,215,593
U.S. Treasury Bond Strip Principal, 4.75%, 02/15/37	17,100,000	5,226,666
U.S. Treasury Note, 3.50%, 02/15/39(1)	6,300,000	5,410,125
U.S. Treasury Note, 4.25%, 05/15/39(1)	5,500,000	5,395,159

Total United States		64,590,444

Total Investments in U.S. Government Debt Obligations		64,590,444	1.28%

Call Options Purchased
United States
CMS Capital- 10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 5.50%, Expiration 05/01/19)	1,079,000,000	11,683,585
CMS Capital- 10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 5.62%, Expiration 05/02/19)	714,285,714	7,450,556
CMS Capital- 10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 6.50%, Expiration 05/01/19)	1,350,000,000	10,868,737
CMS Capital- 10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 6.62%, Expiration 05/02/19)	877,192,983	6,865,307

Total United States		36,868,185

Total Call Options Purchased		36,868,185	0.73%

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2011

(Unaudited)

	Shares*	Fair Value	% of Partners’ Capital

Investments in Warrants
United States
Bally Total Fitness Holdings Corp Warrants Exp. Sept. 2014, Strike Price $20.00 USD	2	$—

Total United States		—

Total Warrants		—	0.00%

Total Investments in Securities (Cost $792,999,665)		879,433,304	17.40%

Total Investments (Cost $4,615,360,971)		$5,329,891,184	105.44%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2011, were $689,643,409. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

Refer to Note 5, Investments in Portfolio Securities, for information regarding the liquidity of the Master Fund’s investments.

*	Shares, par value or notional amounts are listed for each investment as applicable for that investment type.
(1)	Income producing security
(2)	Affiliated investments
(3)	Affiliated investments for which ownership exceeds 25%

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Statement of Operations

Six Months Ended June 30, 2011

(Unaudited)

Investment income:
Dividend income (net of foreign tax withholding of $1,630)	$7,879,658
Interest income	1,986,609
Dividend income from affiliated investments	983,087
Interest income from affiliated investments	713,772

Total investment income	11,563,126

Expenses:
Investment Management Fees	27,306,262
Administration fees	1,391,450
Professional fees	808,623
Custodian fees	240,971
Directors fees	237,250
Offshore withholding tax expense	2,826,863
Other expenses	1,815,779

Total expenses	34,627,198

Net investment loss	(23,064,072)

Net realized and unrealized gain (loss) from investments, affiliated investments, foreign currency transactions and translations, options, options sold not yet purchased and redemptions in-kind:
Net realized gain from investments, foreign currency transactions and translations and options	16,452,227
Net realized loss from options sold not yet purchased	(4,376,625)
Net realized gain from redemptions in-kind	2,316,467
Net realized gain from affiliated investments	27,933,968
Change in unrealized appreciation/depreciation from investments, foreign currency transactions and translations, options and options sold not yet purchased	31,860,980

Net realized and unrealized gain from investments, affiliated investments, foreign currency transactions and translations, options, options sold not yet purchased and redemptions in-kind	74,187,017

Net increase in partners’ capital resulting from operations	$51,122,945

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Statements of Changes in Partners’ Capital

Year Ended December 31, 2010 and

Six Months Ended June 30, 2011 (Unaudited)

Partners’ capital at December 31, 2009	$5,212,610,935
Contributions	597,098,981
Withdrawals	(950,195,041)
Net increase in partners’ capital resulting from operations:
Net investment loss	(44,917,844)
Net realized gain from investments, foreign currency transactions and options	8,493,416
Net realized gain from redemptions in-kind	8,387,856
Net realized gain from affiliated investments	138,066,498
Change in unrealized appreciation/depreciation from investments, foreign currency translations and options	386,240,290

Net increase in partners’ capital resulting from operations	496,270,216

Partners’ capital at December 31, 2010	5,355,785,091

Contributions	277,913,252
Withdrawals	(630,105,334)
Net increase in partners’ capital resulting from operations:
Net investment loss	(23,064,072)
Net realized gain from investments, foreign currency transactions and translations and options	16,452,227
Net realized loss from options sold not yet purchased	(4,376,625)
Net realized gain from redemptions in-kind	2,316,467
Net realized gain from affiliated investments	27,933,968
Change in unrealized appreciation/depreciation from investments, foreign currency transactions and translations, options and options sold not yet purchased	31,860,980

Net increase in partners’ capital resulting from operations	51,122,945

Partners’ capital at June 30, 2011	$5,054,715,954

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Statement of Cash Flows

Six Months Ended June 30, 2011

(Unaudited)

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$51,122,945
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(1,660,298,099)
Call options covered	(290,000)
Proceeds from disposition of investments	1,834,457,734
Net realized (gain) from investments, foreign currency transactions and translations and options	(16,452,227)
Net realized loss from options sold not yet purchased	4,376,625
Net realized (gain) from redemptions in-kind	(2,316,467)
Net realized (gain) from affiliated investments	(27,933,968)
Change in unrealized appreciation/depreciation from investments, foreign currency transactions and translations, options and options sold not yet purchased	(31,860,980)
Decrease in advanced contributions to Investment Funds	4,268,445
Decrease in interest and dividends receivable	451,134
Decrease in receivable from investments sold	179,584,896
Increase in prepaids and other assets	(218,865)
Decrease in Investment Management Fees payable	(268,900)
Increase in offshore withholding tax payable	1,988,389
Decrease in administration fees payable	(1,035)
Decrease in payable to Adviser	(102,433)
Decrease in payable to the Offshore TEI Fund	(71,400)
Increase in payable to Directors	105,697
Decrease in accounts payable and accrued expenses	(83,833)

Net cash provided by operating activities	336,457,658

Cash flows from financing activities:
Contributions	248,306,891
Withdrawals	(604,801,281)

Net cash used in financing activities	(356,494,390)

Net decrease in cash and cash equivalents	(20,036,732)
Cash and cash equivalents at beginning of year	34,065,233

Cash and cash equivalents at end of year	$14,028,501

Supplemental schedule of cash activity:
Cash paid for offshore withholding taxes	$838,474
Supplemental schedule of noncash activity:
Redemptions in-kind (Cost $38,530,832)	$40,847,299

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements

June 30, 2011

(Unaudited)

(1) ORGANIZATION

The Endowment Master Fund, L.P. (the “Master Fund”) is a limited partnership organized under the laws of the state of Delaware. The Master Fund began operations in April 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently nine feeder funds.

The Endowment Master Fund Holdings GP, LLC (the “Company”), is a wholly-owned limited liability company of the Master Fund. The Company functions as a special purpose entity, which owns a minority interest in AL Gulf Coast Terminals, LLC, an operating company. The financial statements of the Master Fund and the Company are consolidated and thus the consolidated financial statements present the combined investments of the Master Fund and the Company.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund pursues its investment objective by investing its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund is primarily a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Master Fund’s investments are managed by a select group of investment managers identified by Endowment Advisers, L.P. (the “Adviser”) to have investments that when grouped with other investments of the Master Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2011

(Unaudited)

normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“GAAP”).

The consolidated financial statements include the accounts of the Master Fund and its subsidiary, the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records security transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold but not yet purchased, are marked to fair value at the reporting date of the financial statements, and the corresponding change in unrealized appreciation/(depreciation) is included in the Consolidated Statement of Operations.

In general, distributions received from Investment Funds are accounted for as a reduction to cost and any proceeds received above the allocated cost basis results in a realized gain. Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments will be determined as of the close of business at the end of each fiscal period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Master Fund’s valuation policies that the Board of the Master Fund has approved for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Investment Funds.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2011

(Unaudited)

Valuation Committee and the Board, is generally to review the Investment Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value per share (the “NAV”) as a practical expedient, as provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. The Master Fund’s valuations utilize the available financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value interests at net asset value as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, this fair value may differ from the value that would have been used had readily available markets for the investments in Investment Funds existed and such differences may be significant. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE—Securities listed 1) on one or more of the national securities exchanges or the OTC Bulletin Board are valued at the last reported sales price on the date of determination; and 2) on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”), at the close of trading on the primary exchanges or markets where such securities are traded for the business day as of which such value is being determined. If the last reported sales price or the NOCP is not available, the securities are valued at the mean between the “bid” and “ask” prices at the close of trading on that date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

•	OPTIONS—Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2011

(Unaudited)

•

OTHER—Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the fair value of the Investment Fund or security.

•

FOREIGN CURRENCY TRANSACTIONS—The accounting records of the Master Fund are maintained in U.S. dollars. Investments of the Master Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not isolate the realized or unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments.

(e) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(f) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; transfer taxes, offshore withholding taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

(g) INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund may serve as withholding agent for its offshore feeder funds.

The Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2011, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2011

(Unaudited)

expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by tax authorities.

(h) USE OF ESTIMATES

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(i) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Master Fund may purchase or sell options as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives. During the period, the Master Fund has invested in call and put option contracts to better manage risk related to certain strategies in the Master Fund’s portfolio. During the six months ended June 30, 2011, the Master Fund’s direct investments in derivatives consisted of the purchase and sale of call options. Investment Funds in which the Master Fund invests may purchase and sell derivative securities and other financial instruments.

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of June 30, 2011, and where such derivatives are recorded:

		Asset Derivatives	Liability Derivatives
Primary Risk Exposure	Consolidated Statement of Assets and Liabilities	Total Fair Value	Total Fair Value
Options Contracts
Interest Rate Exposure:	Investments in Securities, at fair value	$36,868,185	$—

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2011:

Primary Risk Exposure	Location of Gain (Loss) from Derivatives Recognized in Income	Realized Gain (Loss) from Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation from Derivatives Recognized in Income
Options Contracts
Equity and Commodity Exposure:	Net realized and unrealized gain (loss) from investments, affiliated investments, foreign currency transactions and translations, options and redemptions in-kind	$18,682,724	$—

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2011

(Unaudited)

Primary Risk Exposure	Location of Gain (Loss) from Derivatives Recognized in Income	Realized Gain (Loss) from Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation from Derivatives Recognized in Income

	Net realized and unrealized gain (loss) from options sold, not yet purchased	(4,376,625)	(69,354)

Interest Rate Exposure:	Net realized and unrealized gain (loss) from investments, affiliated investments, foreign currency transactions and translations, options and redemptions in-kind	—	1,876,175

Volume of Derivative Activity

The monthly average fair value of options purchased was $41,283,966 for the six months ended June 30, 2011.

Options sold short activity for the six months ended June 30, 2011 was as follows:

The Endowment Master Fund, L.P.	Number of Options Contracts(1)	Amount of Proceeds (Payments)
Options outstanding at December 31, 2010	10,000	$359,354
Options sold short	25,000	1,962,434
Options expired	—	—
Options covered	(35,000)	(2,321,788)

Options outstanding at June 30, 2011	—	$—

(1)	Each contract equals 100 shares

(j) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”), which includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2011

(Unaudited)

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.

•	Level 2—investments that can be fully redeemed at the net asset value in the ‘‘near term’’ or other significant observable inputs

•

Level 3—investments that cannot be fully redeemed at the net asset value in the ‘‘near term’’; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 30 days.

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization, as of June 30, 2011, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total Investments
Investments
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Arbitrage Strategies	—	—	$594,222,196	$594,222,196
Domestic Equity	—	—	329,708,531	329,708,531
Energy	—	$13,143,129	424,771,709	437,914,838
Enhanced Fixed Income	—	—	788,972,688	788,972,688
International Equity	—	—	329,199,457	329,199,457
Natural Resources	—	—	25,087,547	25,087,547
Global Opportunistic	—	72,960,724	806,516,628	879,477,352
Private Equity	—	—	627,957,585	627,957,585
Real Estate	—	—	209,856,961	209,856,961
Passive Foreign Investment Companies
Arbitrage Strategies	—	—	108,480,382	108,480,382
International Equity	—	79,129,897	1,373,428	80,503,325
Natural Resources	—	—	7,980,138	7,980,138
Private Equity	—	—	12,860,000	12,860,000
Private Corporations
Real Estate	—	—	18,236,880	18,236,880
Investments in Registered Investment Companies
Domestic Equity	$52,185,639	—	—	52,185,639
Energy	60,936,800	—	—	60,936,800
Money Market	242,747,926	—	—	242,747,926
Natural Resources	229,100,451	—	—	229,100,451
Real Estate	56,954,256	—	—	56,954,256
Traditional Fixed Income	136,049,603	—	—	136,049,603

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2011

(Unaudited)

	LEVEL 1	LEVEL 2	LEVEL 3	Total Investments
Investments (continued)
Investments in U.S. Government Debt Obligations
Traditional Fixed Income	—	$64,590,444	—	$64,590,444
Call Options Purchased	—	36,868,185	—	36,868,185
Investments in Warrants
Opportunistic Equity	—	—	—	—

Total Investments	$777,974,675	$266,692,379	$4,285,224,130	$5,329,891,184

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

The Master Fund discloses significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2011, based on levels assigned to Investment Funds on December 31, 2010.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments
	Balance as of December 31, 2010	Transfers In (Out) In-Kind	Gross Purchases	Gross (Sales)**	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of June 30, 2011
Investments *
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Arbitrage Strategies	$699,855,009	$—	$—	$(112,645,671)	$17,553,802	$(10,540,944)	$594,222,196
Domestic Equity	373,969,076	—	10,000,000	(58,672,541)	(528,538)	4,940,534	329,708,531
Energy	411,209,259	—	22,623,113	(10,549,207)	3,465,083	(1,976,539)	424,771,709
Enhanced Fixed Income	738,016,142	—	103,433,623	(80,884,884)	9,157,238	19,250,569	788,972,688
Global Opportunistic	886,440,880	—	66,010,385	(124,890,096)	4,502,324	(25,546,865)	806,516,628
Global Opportunities	12,068,472	—	—	(12,068,472)	(2,666,157)	2,666,157	—
International Equity	355,184,810	—	50,000,000	(69,349,846)	(8,110,967)	1,475,460	329,199,457
Natural Resources	23,678,525	—	3,275,766	(1,523,480)	1,114,650	(1,457,914)	25,087,547
Private Equity	548,865,007	—	88,232,591	(44,886,864)	11,242,806	24,504,045	627,957,585
Real Estate	214,740,302	—	26,831,338	(38,319,172)	2,606,132	3,998,361	209,856,961

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2011

(Unaudited)

	Investments (continued)
	Balance as of December 31, 2010	Transfers In (Out) In-Kind	Gross Purchases	Gross (Sales)**	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of June 30, 2011
Passive Foreign Investment Companies
Arbitrage Strategies	$116,184,882	$—	$—	$(14,054,465)	$(341,612)	$6,691,577	$108,480,382
International Equity	1,398,702	—	—	—	—	(25,274)	1,373,428
Natural Resources	8,904,194	—	—	(1,478,654)	233,469	321,129	7,980,138
Private Equity	12,860,000	—	—	—	—	—	12,860,000
Private Corporations
Real Estate	19,829,510	—	—	(33,900)	—	(1,558,730)	18,236,880

Total Investments	$4,423,204,770	$—	$370,406,816	$(569,357,252)	$38,228,230	$22,741,566	$4,285,224,130

*

Investment category names may not match the December 31, 2010 audited financial statements due to categorical changes from the Investment Committee. These changes are assumed to have been made on January 1, 2011.

**	Includes Return of Capital and Capital Gain Distributions.

The net realized gain (loss) and change in unrealized appreciation/(depreciation) in the table above are reflected in the accompanying Consolidated Statement of Operations. The change in unrealized appreciation/(depreciation) from Level 3 investments held at June 30, 2011, for the six months ended, is $24,159,504.

The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. The Master Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the security and the NAV of the Master Fund as of the valuation date. A listing of the investments held by the Master Fund and their attributes as of June 30, 2011, that may qualify for this valuation approach are shown in the table below.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock up period from the date of the initial investment.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2011

(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Arbitrage Strategies(a)	Investments in a variety of securities with the intent of profiting from relative changes in the price of a set of securities, currencies or commodities.	$702,702	N/A	N/A	Quarterly - Semi-Annually	30-90	0-2 years; up to 9% redemption fee
Domestic Equity(b)	Investments in equity securities issued by U.S. companies.	329,709	N/A	N/A	Quarterly - Annually	45-120	0-3 years; up to 7% redemption fee
Energy(c)	Investments in securities issued by companies in the energy sector.	437,915	128,159	up to 15 years	Monthly - Quarterly	30-90	0-15 years; up to 5% redemption fee
Enhanced Fixed Income(d)	Investments in non-traditional fixed income securities.	788,973	N/A	N/A	Monthly - Rolling 3 years	30-120	0-3 years; up to 6% redemption fee
International Equity(e)	Investments in equity securities issued by foreign companies.	409,703	N/A	N/A	Weekly - Semi-Annually	7-90	0-3 years; up to 5% redemption fee
Natural Resources(f)	Investments with exposure to non-energy natural resources.	33,068	17,676	up to 10 years	N/A	N/A	0-10 years;
Global Opportunistic(g)	Investments in a variety of global markets across all security types.	879,477	N/A	N/A	Monthly - Annually	3-90	0-4 years; up to 5 % redemption fee
Private Equity(h)	Investments in nonpublic companies.	640,817	413,721	up to 10 years	Semi-Annually - Rolling 3 years	60-90	0-10 years; up to 6% redemption fee
Real Estate(i)	Investments in REIT’s, private partnerships, and various real estate related mortgage securities.	228,094	130,087	up to 10 years	N/A	N/A	0-10 years; up to 3% redemption fee
		$4,450,458	$689,643

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms. The Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Investment Funds, would generally be the net asset value as provided by the fund or its administrator.

(a)

This category includes Investment Funds that invest using two primary Styles (Event-Driven and Relative Value). Event-Driven strategies typically will include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

(b)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by U.S. companies. These securities will typically trade on one of the major U.S. stock exchanges. Investment Funds in this category may include long/short funds, mutual funds and exchange-traded funds.

(c)

This category includes Investment Funds that invest primarily in publicly-traded securities issued by companies in the energy sector, private investments in energy-related assets or companies, and futures in

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2011

(Unaudited)

energy commodity markets. The Investment Funds include private funds which may hold long/ short equities, commodity trading advisors (“CTAs”) trading contracts on energy related commodities, mutual funds or exchange-traded funds, and private partnerships with private investments in their portfolios. The estimated remaining life of the private investments in this asset class is greater than six years.

(d)

This category includes Investment Funds that invest primarily in the following sectors: secured leveraged loans, high yield bonds, distressed debt, structured credit, and global debt (typically less efficient areas of the global fixed income markets than traditional fixed income strategies). Generally these sectors may be heavily weighted to certain industries such as telecom and technology with lower credit rating ranges (including leveraged buyouts), may include distressed debt strategies and may include restricted securities and securities that may not be registered for which a market may not be readily available.

(e)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by foreign companies or securities issued on U.S. stock exchanges that represent ownership of a foreign corporation. Investment Funds in this category may include long/ short funds, mutual funds, and exchange-traded funds.

(f)

This category includes Investment Funds that invest primarily in assets with exposure to non-energy natural resources, including gold and other precious metals, industrial metals, and agricultural commodities. The Investment Funds may include private funds invested in long/ short equities; CTA’s trading contracts on agricultural commodities, mutual funds and exchange-traded funds, and private partnerships with private investments in their portfolios. The estimated remaining life of the private investments in this asset class is greater than six years.

(g)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global long/short equity funds, global macro funds, and CTA’s.

(h)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount. The majority of the investments in this asset class have an estimated remaining life of greater than six years.

(i)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate. The private investments in this asset class have an estimated remaining life of greater than six years.

(4) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Master Fund will issue new Interests. The Interests have not been registered under the Securities Act, or the securities laws of any state. The Master Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2011

(Unaudited)

exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Master Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s limited partnership agreement.

The Master Fund reserves the right to reject any applications for subscription of Interests. The $25,021,019 in contributions received in advance as of June 30, 2011, represents subscriptions for Master Fund Interests received prior to the July 2011 closing.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. However, the Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Interests each calendar quarter, pursuant to written tenders by partners.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Master Fund’s offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Master Fund.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of June 30, 2011, the Master Fund held investments in Investment Funds and securities. The $53,929 in advanced contributions to Investment Funds as of June 30, 2011, represents funding of a portion of the July 2011 investments in such funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees of up to 2.5% annually of monthly average net assets. In addition, many Investment Funds also provide for performance incentive fees/allocations of up to 25% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain investment managers. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the six months ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $658,854,006 and $928,471,063, respectively.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2011

(Unaudited)

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until well after year end. The Master Fund’s book cost as of June 30, 2011, was $4,615,360,971 resulting in accumulated net unrealized appreciation of $714,530,213 consisting of $954,231,242 in gross unrealized appreciation and $239,701,029 in gross unrealized depreciation.

During the six months ended June 30, 2011, investments in BDCM Partners I, L.P., were received through a transfer in-kind in connection with the redemption of certain investments. The fair value of these investments transferred-in-kind, related costs and realized gains were $40,847,299, $38,530,832 and $2,316,467, respectively.

In general, most of the Investment Funds in which the Master Fund invests, other than Investment Funds investing primarily in private equity, energy and real estate, provide for periodic redemptions ranging from monthly to annually, after a notice period, with lock-up provisions usually for a period of up to two years from the date of investment. Investment Funds may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request.

(b) INVESTMENT FUND LIQUIDITY

Certain Investment Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, lock-ups, notice periods and early redemption fees. The Master Fund’s investments are grouped in three categories of liquidity, as determined by the Master Fund. To better manage the Master Fund’s liquidity, the Adviser has also structured the portfolio’s capital into the liquidity categories listed below. The categories and percent of investments in each are as follows at June 30, 2011:

Liquidity Categories	Total Percentage of Capital Invested Allowed, per Category	Percentage of Investments, per Category	Category Definition
Category 1 Funds	65.00%	70.33%	Securities or Investment Funds that have at least quarterly withdrawal rights after a maximum two-year lock-up period.

Category 2 Funds	10.00%	5.23%	Investment Funds that have at least annual withdrawal rights after a maximum three-year lock-up period.

Category 3 Funds	25.00%	24.44%	Investment Funds that do not meet the definition of Category 1 or 2 Funds. This may include investments for which redemptions can only occur as the Investment Funds’ assets or investments are liquidated.

	100.00%	100.00%

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2011

(Unaudited)

The expiration or implementation of lock-up periods on Master Fund investments in an Investment Fund could result in such investments moving from one liquidity category to another.

(c) AFFILIATED INVESTMENT FUNDS

At June 30, 2011, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. The activity resulting from investments in these funds, including interest and dividend income as well as realized gains and losses, is identified in the Consolidated Statement of Operations as transactions with affiliated investments. A listing of these affiliated Investment Funds (including 2011 activity) is shown below:

				For the Period 1/1/2011 through 6/30/2011					For the Period 1/1/2011 through 6/30/2011
						Realized	Change in		Interest/
	Shares	Shares	Fair Value	Cost of	Cost of	Gain (Loss) on	Appreciation/	Fair Value	Dividend
Investment Funds	12/31/2010	6/30/2011	12/31/2010	Purchases	Sales*	Investments	Depreciation	6/30/2011	Income
Accel-KKR Capital Partners III, L.P.			$8,121,397	$1,530,833	$—	$—	$(600,776)	$9,051,454	—
Alden Global Distressed Opportunities Fund, L.P.			64,136,641	—	—	—	530,157	64,666,798	—
Artis Partners 2X (Institutional), L.P.			26,733,872	10,000,000	—	—	(1,456,501)	35,277,371	—
BDCM Partners I, L.P.			66,444,513	40,668,489	(57,434,111)	3,225,456	160,103	53,064,450	—
Bell Point Credit Opportunities Fund, L.P.			31,256,708	—	—	—	154,552	31,411,260	—
Benson Elliott Real Estate Partners III, L.P.**			—	—	—	—	—	—	—
Bonanza Master Fund Ltd, Liquidating Trust	675	173	309,717	—	(174,447)	(499,136)	424,206	60,340	—
Bridgewater Pure Alpha Major Markets II, LLC			—	35,000,000	—	—	2,525,080	37,525,080	—
Catterton Growth Partners, L.P.			10,080,770	—	—	—	136,666	10,217,436	—
CCM Small Cap Value Qualified Fund, L.P.			42,767,059	—	(5,000,000)	(7,396,482)	2,561,136	32,931,713	—
Chilton Global Natural Resources Partners, L.P.			80,132,598	—	—	—	(3,739,640)	76,392,958	—
Contrarian Capital Fund I, L.P.			81,220,551	—	—	—	3,607,772	84,828,323	—
Corriente Partners, L.P.			49,192,405	—	(10,000,000)	(4,436,971)	(7,266,463)	27,488,971	—
Corriente China Opportunity Partners, L.P.			7,371,044	—	—	—	(424,939)	6,946,105	—
Corriente China Opportunity Partners II, L.P.			14,802,701	—	—	—	383,308	15,186,009	—
Courage Special Situations Fund, L.P.			14,251,226	—	—	—	373,455	14,624,681	—
Covepoint Emerging Markets Macro Fund, L.P.			74,775,801	—	—	—	18,498,695	93,274,496	—
CRC Credit Fund Ltd.	134,165	130,662	49,198,662	—	(4,054,465)	(1,536,104)	5,844,547	49,452,640	—
Credit Distressed Blue Line Fund, L.P.			44,340,299	—	—	—	1,433,262	45,773,561	—
Crosslink Crossover Fund VI, L.P.			—	11,061,848	—	—	5,668,840	16,730,688	—
CX Partners Fund Limited			6,987,076	2,378,461	—	—	(542,934)	8,822,603	$18,975

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2011

(Unaudited)

				For the Period 1/1/2011 through 6/30/2011					For the Period 1/1/2011 through 6/30/2011
						Realized	Change in		Interest/
	Shares	Shares	Fair Value	Cost of	Cost of	Gain (Loss) on	Appreciation/	Fair Value	Dividend
Investment Funds	12/31/2010	6/30/2011	12/31/2010	Purchases	Sales*	Investments	Depreciation	6/30/2011	Income
Dabroes Investment Fund L.P.			41,277,682	—	—	—	(2,401,665)	38,876,017	—
Dace Ventures I, L.P.			1,760,000	140,497	—	—	3,706	1,904,203	—
EDF-MI Onshore, L.P.			119,792,674	7,168,168	—	—	(34,029,980)	92,930,862	—
EEA Europe Long Short Fund	234,522	231,835	27,929,175	—	—	—	(4,031,613)	23,897,562	—
Empire Capital Partners Enchanced, L.P.			33,071,813	—	(15,000,000)	5,287,605	(328,076)	23,031,342	—
EnCap Energy Infrastructure TE Feeder, L.P.			2,701,937	951,655	—	—	698,190	4,351,782	—
European Divergence Fund, L.P.			19,234,529	—	—	—	(7,667,903)	11,566,626	—
Florida Real Estate Value Fund, LP			1,906,561	4,173,660	—	—	(112,516)	5,967,705	—
Fortelus Special Situations Fund, L.P.			55,349,131	—	—	—	248,860	55,597,991	—
Forum European Realty Income III, L.P.			5,904,899	4,334,852	—	—	322,953	10,562,704	—
GTIS Brazil Real Estate Fund (Brazilian Real), L.P.			14,600,985	2,776,042	—	—	1,669,429	19,046,456	—
Halcyon European Structured Opportunities Fund, L.P.			1,458,935	—	(1,358,191)	(594,874)	1,103,229	609,099	—
Harbinger Capital Partners Fund I, L.P.			80,555,334	—	(15,000,000)	6,352,316	(6,508,381)	65,399,269	—
Hayman Capital Partners, L.P.			38,821,181	—	—	—	1,654,278	40,475,459	—
HealthCor, L.P. ***			62,913,044	—	(11,737,807)	3,575,115	(1,297,792)	53,452,560	—
HealthCor Partners Fund, L.P.			3,100,674	980,243	(376,706)	234,226	(78,478)	3,859,959	—
Hillcrest Fund, L.P.			6,621,863	4,596,899	(584,702)	53,317	(38,016)	10,649,361	—
India Capital Fund Ltd.	450,725	450,725	27,805,387	—	—	—	(3,273,102)	24,532,285	—
Integral Capital Partners VIII, L.P.			18,096,818	—	(3,031,336)	821,003	(803,216)	15,083,269	11,620
Intervale Capital Fund, L.P.			13,930,952	795,956	—	—	6,112,317	20,839,225	—
Investcorp Silverback Arbitrage Fund, LLC			16,247,702	—	—	—	607,275	16,854,977	—
Ithan Creek Partners, L.P.			72,880,452	—	—	—	83,209	72,963,661	—
Japan Macro Opportunity Partners, L.P.			24,477,703	—	—	—	(8,592,345)	15,885,358	—
Kenmont Onshore Fund, L.P.			2,363,211	—	(652,587)	(113,636)	139,349	1,736,337	—
LC Fund IV, L.P.			11,660,081	2,671,817	(854,764)	597,318	1,262,628	15,337,080	149,070
Magnetar SPV, LLC (Series L)			17,318,435	—	—	(32,854)	542,956	17,828,537	—
Middle East North Africa Opportunities Fund, L.P.	5,089	5,089	4,167,073	—	—	—	(452,088)	3,714,985	219,331
Midstream & Resources Follow-On Fund L.P.			13,300,300	3,528,556	—	—	254,899	17,083,755	—
Monsoon Infrastructure & Realty Co-Invest, L.P.			9,964,681	3,750,000	(1,162,500)	1,162,500	(676,087)	13,038,594	—
Morgan Rio Capital Fund, L.P. ***			21,706,647	—	—	—	878,763	22,585,410	—
Mudrick Distressed Opportunity Fund L.P.			25,294,837	—	—	—	355,113	25,649,950	—
Net Lease Private REIT VII, Inc			4,837,999	—	—	—	—	4,837,999	263,903
Net Lease Private REIT VII-A, Inc			4,837,999	—	—	—	—	4,837,999	263,903
New Horizon Capital III, L.P.			13,946,737	3,361,304	—	—	1,941,418	19,249,459	73,192
Orbis Real Estate Fund I			3,270,399	140,868	—	—	(126,946)	3,284,321	18,679
Overseas CAP Partners, Inc.	45,265	39,416	66,986,220	—	(10,000,000)	1,194,492	847,030	59,027,742	—

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2011

(Unaudited)

				For the Period 1/1/2011 through 6/30/2011					For the Period 1/1/2011 through 6/30/2011
						Realized	Change in		Interest/
	Shares	Shares	Fair Value	Cost of	Cost of	Gain (Loss) on	Appreciation/	Fair Value	Dividend
Investment Funds	12/31/2010	6/30/2011	12/31/2010	Purchases	Sales*	Investments	Depreciation	6/30/2011	Income
Passport II, L.P.			81,842,227	—	—	—	(2,810,721)	79,031,506	—
Paulson Partners Enhanced, L.P.			53,268,103	—	—	—	3,238,932	56,507,035	—
Pennybacker II L.P.			—	149,347	—	—	(16,667)	132,680	—
Phoenix Asia Real Estate Investments II, L.P.			14,855,941	1,200,000	(2,851,828)	1,332,735	295,391	14,832,239	515,995
PIPE Equity Partners, L.L.C.			32,526,884	—	(581,635)	(318,733)	(1,876,539)	29,749,977	—
PIPE Select Fund, L.L.C.			71,810,149	—	(7,196,235)	1,144,912	(1,778,253)	63,980,573	—
Private Equity Investment Fund IV, L.P.			6,423,557	125,014	(469,743)	333,054	252,003	6,663,885	11,996
Private Equity Investors Fund V, L.P.			11,605,224	7,004,552	(1,396,897)	2,356	2,202,385	19,417,620	69,956
Providence MBS Fund L.P.			25,487,951	20,000,000	—	—	8,208,395	53,696,346	—
PSAM WorldArb Partners, L.P.			44,330,544	—	(10,000,000)	1,684,178	(159,806)	35,854,916	—
Q Funding III, L.P.			16,315,829	—	(2,588,081)	423,962	453,550	14,605,260	—
Q4 Funding, L.P.			46,036,956	—	(701,977)	5,977	784,327	46,125,283	—
Saints Capital VI, L.P.			10,563,281	2,419,851	(536,695)	256,170	2,102,504	14,805,111	—
Salem Global Opportunity Fund, L.P.			38,413,590	—	—	—	(2,166,942)	36,246,648	—
SBC Latin America Housing US Fund L.P.			—	350,000	—	—	(58,882)	291,118	—
Skopos Fund, LLC	252,374	223,783	38,641,297	—	—	—	3,241,297	41,882,594	—
Sorin Fund, L.P.			1,174,867	—	(614,216)	73,825	180,211	814,687	—
Southport Energy Plus Partners, L.P.			69,094,370	10,000,000	—	—	(2,789,265)	76,305,105	—
Sovereign Capital Limited Partnership III			2,065,837	1,282,648	—	—	(154,968)	3,193,517	—
TAEF Fund, LLC			52,979,946	—	—	—	4,412,145	57,392,091	—
Tiger Consumer Partners, L.P.			43,750,691	—	—	—	2,233,411	45,984,102	—
Transwestern Mezzanine Realty Partners III, L.L.C.			4,313,581	585,686	(58,569)	—	(108,042)	4,732,656	73,254
Trivest Fund IV, L.P.			12,186,714	2,966,134	(581,969)	—	(3,823,351)	10,747,528	6,985
Trustbridge Partners II, L.P.			29,406,632	—	—	—	1,524,944	30,931,576	—
Trustbridge Partners III, L.P.			20,121,563	6,378,064	(1,310,892)	—	4,854,834	30,043,569	—
Tuckerbrook SB Global Distressed Fund I, L.P.			7,321,520	—	—	—	412,707	7,734,227	—
Valiant Capital Partners, L.P.			123,035,124	1,142,217	—	—	7,825,352	132,002,693	—
Velite Energy, L.P.			71,531,566	—	—	—	3,804,609	75,336,175	—
Waterstone Market Neutral Fund, L.P.			76,244,887	—	(20,000,000)	7,090,816	(4,967,575)	58,368,128	—
WestView Capital Partners II, L.P.			6,714,866	224,924	—	—	1,902,546	8,842,336	—
Whitebox Multi-Strategy Fund, L.P.			105,754,583	—	(26,204,296)	8,011,425	(3,829,565)	83,732,147	—

			$2,680,035,370	$193,838,585	$(211,514,649)	$27,933,968	$(33,109)	$2,690,260,165	$1,696,859

*	Sales include return of capital.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2011

(Unaudited)

**	Affiliated investment based on capital commitment. No contributions have been made as of June 30, 2011.
***	Voting rights have been waived for these investments.

(6) FINANCIAL INSTRUMENTS WITH OF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of the investment in, or commitment to, such Investment Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(7) DUE FROM BROKERS

The Master Fund conducts business with brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Master Fund is subject to credit risk to the extent any broker with whom the Master Fund conducts business is unable to deliver cash balances or securities, or clear security transactions on the Master Fund’s behalf. The Master Fund monitors the financial condition of the brokers with which the Master Fund conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

(8) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund will pay the Independent Administrator a monthly administration fee based on the month end partners’ capital of the Master Fund. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Independent Administrator will also provide the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

The administration fees will be paid out of the Master Fund’s assets, which will decrease the net profits or increase the net losses of the partners in the Master Fund. As of June 30, 2011, the Master Fund had $5,054,715,954 in partners’ capital. The total administration fee incurred for the six months ended June 30, 2011, was $1,391,450.

(9) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund pursuant to the Investment Management Agreement, the Master Fund will pay the Adviser an investment management fee (the “Investment Management Fee”), equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital calculated based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears. The Investment Management Fee will decrease the net profits or increase the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended June 30, 2011, $27,306,262 was incurred for Investment Management Fees.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2011

(Unaudited)

(b) PLACEMENT AGENTS

The Master Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Master Fund. Salient Capital, L.P., an affiliate of the Adviser, is a broker-dealer who has been engaged by the Master Fund to serve as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents. As of June 30, 2011, the two largest nonaffiliated sub-placement agents service approximately 85% of the feeder funds assets which are invested in the Master Fund. To the extent that substantial numbers of investors have a relationship with a particular sub-placement agent, such sub-placement agent may have the ability to influence investor behavior, which could affect the Master Fund.

(10) INDEBTEDNESS OF THE FUND

As a fundamental policy, the Master Fund may borrow up to, but not more than, 25% of the partners’ capital of the Master Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Master Fund purposes. For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Investment Funds in which the Master Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Investment Funds, other than for some Investment Funds in which the Master Fund has made a capital commitment, for which the risk of loss is limited to the Master Fund’s total capital commitment. For some Investment Funds in which the Master Fund has made a capital commitment that will be funded over a period of time, such as private equity, private energy and real estate funds, the Master Fund, in certain instances, may commit to fund more than its initial capital commitment. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

The Master Fund maintains a line of credit agreement (the “Agreement”) with Deutsche Bank Aktiengesellschaft which provides a $500,000,000 credit facility, with available borrowing capacity subject to collateral allocation ratios as defined in the Agreement. Borrowings under the Agreement are secured by the Master Fund’s investments. The Agreement provides for a commitment fee of 1.00% plus interest accruing on any borrowed amounts at the three-month London Interbank Offered Rate (LIBOR) plus a spread of 1.10% per annum, payable quarterly in arrears. There were no borrowings during the six months ended June 30, 2011. The current credit facility agreement expires on September 28, 2016.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2011

(Unaudited)

(11) FINANCIAL HIGHLIGHTS

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010	Year ended December 31, 2009	Year ended, December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2006
Net investment loss to average partners’ capital[1]	(0.87)%	(0.84)%	(0.95)%	(1.19)%	(0.63)%	(0.61)%
Expenses to average partners’ capital[1,2]	1.30%	1.19%	1.20%	1.54%	1.37%	1.24%
Portfolio turnover	12.53%	26.71%	27.40%	29.19%	4.19%	15.31%
Total return[3]	0.95%	9.52%	14.96%	(23.46)%	17.41%	12.37%
Partners’ capital, end of period (in 000’s)	$5,054,716	$5,355,785	$5,212,611	$4,663,185	$3,269,969	$1,011,295

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. These ratios have been annualized for periods less than twelve months.

2

Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds. Expenses include U.S. offshore withholding tax, which is only allocable to investors investing through the offshore feeder funds.

3	Calculated as geometrically linked monthly returns for each month in the period. Total returns are not annualized for periods less than twelve months.

(12) SUBSEQUENT EVENTS

The Master Fund accepts initial or additional applications for Interests generally as of the first day of the month. Investor subscriptions for Interests totaled approximately $33 million and $26 million for July and August 2011, respectively.

Based on the partners’ capital of the Master Fund, the Adviser recommended to the Board that a tender offer in an amount of up to $544,000,000 be made for the quarter ending September 30, 2011 to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and partners in the Master Fund were notified of a tender offer with an August 29, 2011 expiration date.

On July 21, 2011, the Board approved a modification of the Master Fund’s liquidity requirements, with an effective date after October 19, 2011. The modification is intended to provide investors with more transparency on the level of liquidity maintained in the portfolio. The modified policy is that the Master Fund, as of any calendar quarter-end, may not have (i) less than 10% of its capital invested in cash and securities with T+3 liquidity, which are included in Category One Assets (hereafter defined), or more than 25% of its capital invested in Category Three Assets (hereafter defined), with all remaining capital invested in Category One Assets or Category Two Assets (hereafter defined). The modified liquidity definitions are as follows:

“Category One Assets” are defined as cash, money market funds, and exchange-traded securities, including but not limited to equities, bonds, notes, mutual funds, ETFs, options (including OTC), and derivatives. Category

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2011

(Unaudited)

One Assets also include Investment Funds that have at least quarterly withdrawal rights and not more than a one-year lock-up remaining. Investment Funds with investor-level gates, fund-level gates, redemption fees and/or penalties, sidepockets and/or special purpose vehicles housing less liquid investments may be included in this category.

“Category Two Assets” are defined as Investment Funds that allow for periodic withdrawals at the time of investment but do not meet the qualifications for Category One Assets due to frequency of redemptions allowed or extended lock-up periods remaining. Category Two Assets also may have investor-level gates, fund-level gates, redemption fees and/or penalties, sidepockets and/or special purpose vehicles housing less liquid investments. Sidepockets and/or special purpose vehicles (and any similar interests or investments, including certain types of distributions in-kind) remaining upon redemption from an Investment Fund categorized as Category One Assets or Category Two Assets (collectively, “Residual Interests”) shall also each be conclusively deemed to be a Category Two Asset unless the Adviser reasonably concludes that the majority of such Residual Interest will not become liquid within three years, in which case the Adviser will categorize such Residual Interest as Category Three Assets.

“Category Three Assets” are defined as Investment Funds that are self-liquidating (e.g. private equity funds), or that otherwise fail to meet the definitions of Category One Assets or Category Two Assets. Category Three Assets include Investment Funds that only make distributions as the underlying portfolio’s assets or investments are liquidated (i.e., the investor in such Investment Funds does not have the right to request withdrawals on any specified periodic basis). Category Three Assets may include, without limitation, private equity funds, real estate funds, or natural resources or energy funds that only make distributions when an investment is monetized or generates cash flow through distributions, dividends, etc. This category will be calculated as the lesser of: (a) the amount of called and invested capital or (b) the fair value of the interests in such Investment Funds on the financial statements of the Master Fund. Any standard and customary audit hold-backs which remain after redeeming from an Investment Fund included on Category One Assets or Category Two Assets will be classified as Category One Assets. Any other holdings which remain (e.g., “sidepockets” and/or other Residual Interests) will be classified as Category Two Assets if the Adviser reasonably concludes that the majority of such holdings will become liquid within three years; otherwise, such holdings will be classified as Category Three Assets.

Management of the Master Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2011.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information

June 30, 2011

(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Master Fund, The Endowment Institutional Fund, L.P., The Endowment Institutional TEI Fund W, L.P., The Endowment Registered Fund, L.P. and The Endowment TEI Fund, L.P. together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $42,000, which is paid quarterly, a fee of $5,000 per Board meeting, a fee of $2,500 for any special Board meeting, a fee of $1,250 per interim Board meeting, a fee of $1,250 per each committee meeting to each committee member, and an annual fee of $10,000 for the audit committee chairman, and $7,500 for each other committee chair, each of which is paid quarterly, and an annual fee of $10,000, paid quarterly, to the lead Independent Director. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2011.

Asset Class[1]	Fair Value	%
Arbitrage Strategies	$702,702,578	13.19
Domestic Equity	381,894,170	7.17
Energy	498,851,638	9.36
Enhanced Fixed Income	788,972,688	14.80
Global Opportunistic	879,477,352	16.50
International Equity	409,702,782	7.69
Natural Resources	262,168,136	4.92
Private Equity	640,817,585	12.02
Real Estate	285,048,097	5.35
Traditional Fixed Income	200,640,047	3.76
Call Options Purchased	36,868,185	0.69
Money Market	242,747,926	4.55

Total Investments	$5,329,891,184	100.00

1	The complete list of investments included in the following asset class categories is included in the consolidated schedule of investments of the Master Fund.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2011

(Unaudited)

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 18, 2011, the Board, including the Directors who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), considered and approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) between the Master Fund and the Adviser. In preparation for review of this agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. On January 10, 2011, the Independent Directors met in-person among themselves to review and discuss aspects of the materials, initially with, and later without, representatives of the Adviser being present. At the request of the Independent Directors, on January 10, 2011 and again during the January 18, 2011 meeting, representatives of the Adviser made extensive presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, portfolio management, the Adviser’s staffing and training program, Master Fund and Adviser compliance programs, Master Fund performance including benchmarks and comparisons to other funds, Master Fund fee levels, and the Adviser’s profitability and any economies of scale. Further, the Board, including the Independent Directors, took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared in connection with the renewal process. The Independent Directors were assisted at all times by independent counsel.

Following the Board’s review, the Board concluded that the Advisory Agreement continues to enable the Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Board’s decision to renew the Advisory Agreement was not based on any single factor, but rather

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2011

(Unaudited)

was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board determined:

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: the background and experience of key investment personnel and the Adviser’s ability to retain them; the Adviser’s focus on analysis of complex asset categories; the Adviser’s disciplined investment approach and commitment to investment principles; the Adviser’s significant investment in and commitment to personnel, including additional hiring and extensive training; the Adviser’s significant compliance and tax reporting efforts, and oversight of sales; and, the Adviser’s oversight of and interaction with service providers. The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Advisory Agreement. The Board also concluded that the Adviser would be able to provide during the coming year the same quality of investment management and related services as provided in the past, that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape and investor needs.

The investment performance of the Funds. The Board evaluated the comparative information provided by the Adviser regarding the Fund’s investment performance, information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Board concluded that the Fund’s investment performance for the period met conveyed expectations regarding performance in a context of highly volatile equity markets and was in keeping with long-term investment expectations. On the basis of the Directors’ assessment, the Directors concluded that the Adviser was capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and fully competitive with comparable funds.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. The Board took into account the significant investment by and cost to the Adviser in additional personnel and service infrastructure to support the Fund and its investors. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Fund’s investment program, the Adviser’s financial information, and the costs associated with managing the Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund and the Adviser.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. While noting that the management fees will not decrease as the level of Fund assets increase, the Board concluded that the management fees reflect the Fund’s complex operations, the current economic environment for the Adviser, including its continued investment relating to support and monitoring of the Fund, investment decision-making, and the competitive nature of the investment company market as relevant to the Fund. The Board noted that as the Fund grew the need for investor support and in particular infrastructure and tax reporting grew. The Board noted cost reductions in certain service provider agreements. The Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser, in the future.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2011

(Unaudited)

Benefits (such as soft dollars) to the Adviser from its relationship with the Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and investors therein, and are consistent with industry practice and the best interests of the Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Fund.

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-making and provision of investor service, and maintained and expanded the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its partners. The Directors also concluded that the Adviser continues to make a significant entrepreneurial commitment to the management and success of the Fund. The Board, in reaching its determination to renew the Advisory Agreements, noted its awareness that partners in the Funds have a range of investment choices available to them, including choices among funds offered by the Adviser’s competitors, and that the Funds’ partners, with the opportunity to review and weigh the disclosure provided by the Funds, have chosen to invest in the Funds managed by the Adviser.

Independent Directors

Jonathan P. Carroll

Dr. Bernard Harris

Richard C. Johnson

G. Edward Powell

Scott E. Schwinger

Karin B. Bonding

Interested Directors and Officers

John A. Blaisdell, Director and Co-Principal Executive Officer

Andrew B. Linbeck, Director and Co-Principal Executive Officer

A. Haag Sherman, Director and Co-Principal Executive Officer

John E. Price, Treasurer and Principal Financial Officer

Adam L. Thomas, Secretary

Paul A. Bachtold, Chief Compliance Officer

Investment Adviser

Endowment Advisers, L.P.

Houston, TX

Fund Administrator and Transfer Agent

Citi Fund Services Ohio, Inc.

Columbus, OH

Custodian

J.P. Morgan Chase Bank, N.A.

Greenwich, CT

Independent Registered Public Accounting Firm

KPMG LLP

Columbus, OH

Legal Counsel

K&L Gates LLP

Boston, MA

THE ENDOWMENT FUND™

DEMOCRATIZING INVESTING

4265 San Felipe

Suite 800

Houston, Texas 77027

Tel 800-725-9456

Fax 713-993-4698

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Consolidated Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Unites) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchases as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
January 1, 2011 through January 31, 2011	$—	N/A	N/A	N/A
February 1, 2011 through February 28, 2011	$—	N/A	N/A	N/A
March 1, 2011 through March 31, 2011	$131,151,143	N/A	N/A	N/A
April 1, 2011 through April 30, 2011	$—	N/A	N/A	N/A
May 1, 2011 through May 31, 2011	$—	N/A	N/A	N/A
June 1, 2011 through June 30, 2011	$168,210,189	N/A	N/A	N/A

Total	$299,361,332

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment Registered Fund, L.P.

By (Signature and Title)	/s/ JOHN A. BLAISDELL
John A. Blaisdell
Co-Principal Executive Officer

Date: August 25, 2011

By (Signature and Title)	/s/ ANDREW B. LINBECK
Andrew B. Linbeck
Co-Principal Executive Officer

Date: August 25, 2011

By (Signature and Title)	/s/ HAAG SHERMAN
A. Haag Sherman
Co-Principal Executive Officer

Date: August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JOHN A. BLAISDELL
John A. Blaisdell
Co-Principal Executive Officer

Date: August 25, 2011

By (Signature and Title)	/s/ ANDREW B. LINEBECK
Andrew B. Linbeck
Co-Principal Executive Officer

Date: August 25, 2011

By (Signature and Title)	/s/ A. HAAG SHERMAN
A. Haag Sherman
Co-Principal Executive Officer

Date: August 25, 2011

By (Signature and Title)	/s/ JOHN E. PRICE
John E. Price
Principal Financial Officer

Date: August 25, 2011